Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 29, 2024
Restatement Determination Date [Axis]: 2021-12-26
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In connection with the recently approved rules requiring adoption of a clawback policy applicable to incentive-based compensation for Section 16 officers of listed companies, the Company has adopted a “Clawback Policy”, and current Section 16 officers of the Company are subject to the policy. Under such policy, if the Company is required to restate its financial results due to material non-compliance with financial reporting requirements under applicable securities laws, the Company will recoup any erroneously-awarded incentive-based compensation from the Company’s Section 16 officers during the three-year period preceding the date on which the Company is required to prepare such an accounting restatement. The full Board is authorized to administer this policy, or the Board may designate the Compensation Committee to administer the Clawback Policy.